Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Schedule of cash and cash equivalents
	2022	2021
	US $ in millions

Bank balances and cash in hand	372.7	499.3
Demand deposits	649.4	1,044.0
	1,022.1	1,543.3